Exhibit 99.1 Disclosures Required by Rule 15Ga-1(1)(2)

Name of Issuing Entity	Check if Registered	Name of Originator(3)	Total Assets in ABS by Originator			Assets That Were Subject of Demand			Assets That Were Repurchased or Replaced			Assets Pending Repurchase or Replacement (within cure period)			Demand in Dispute			Demand Withdrawn			Demand Rejected

(a)	(b)	( c)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)	(#)	($)	(% of principal balance)
			(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)

Asset Class : Residential Mortgage Backed Securities - Non-Prime
Legacy Mortgage Asset Trust 2017-GS1		ABN AMRO MORTGAGE GROUP, INC.	13	2,970,237	1.79
CIK #		ACCREDITED HOME LENDERS, INC. A CALIFORNIA CORPORATION	16	1,970,176	1.18
		ACRE MORTGAGE & FINANCIAL, INC, A NEW JERSEY CORPORATION	1	85,240	0.05
		ADVANCE MORTGAGE & INVESTMENT CO. OF NORTH FL, INC	2	339,016	0.2
		ADVANCED FINANCIAL SERVICES, INC.	2	174,257	0.1
		AEGIS LENDING CORPORATION	1	258,423	0.16
		AEGIS WHOLESALE CORPORATION	1	155,681	0.09
		ALLEGIANT BANK	1	130,252	0.08
		ALLIED HOME MORTGAGE CAPITAL CORPORATION, A TEXAS CORPORATION	1	131,631	0.08
		ALLIED MORTGAGE CAPITAL CORPORATION	1	320,556	0.19
		ALLSOURCE MORTGAGE, INC.	1	97,431	0.06
		ALTERNA MORTGAGE, CO. A NEW JERSEY CORPORATION	1	262,771	0.16
		AMERI*STAR MORTGAGE CORPORATION	1	92,691	0.06
		AMERICAN BANK, A FEDERAL SAVINGS BANK	1	214,316	0.13
		AMERICAN BROKERS CONDUIT	2	768,079	0.46
		AMERICAN EQUITY MORTGAGE, INC.	1	272,665	0.16
		AMERICAN FINANCIAL RESOURCES, INC.	1	258,153	0.16
		AMERICAN GENERAL FINANCIAL SERVICES, INC	1	110,550	0.07
		AMERICAN HOME MORTGAGE	2	472,537	0.28
		AMERICAN MORTGAGE CORPORATION, A MISSOURI CORPORATION	1	88,206	0.05
		AMERICAN MORTGAGE NETWORK, INC.	5	1,250,362	0.75
		AMERICAN RESIDENTIAL MORTGAGE, LP	1	336,951	0.2
		AMERICAN STERLING BANK, A MISSOURI CORPORATION	1	75,018	0.05
		AMERICAS WHOLESALE LENDER	3	699,830	0.42
		AMERIQUEST MORTGAGE COMPANY	5	1,091,987	0.66
		AMERISAVE MORTGAGE CORPORATION, A GEORGIA CORPORATION	1	119,725	0.07
		AMNET MORTGAGE, INC., DBA AMERICAN MORTGAGE NETWORK OF FLORIDA	2	531,970	0.32
		AMTRUST BANK	1	338,521	0.2
		AMTRUST MORTGAGE CORPORATION, A GEORGIA CORPORATION	3	500,543	0.3
		ANCIENT CITY MORTGAGE	1	213,164	0.13
		ARCHENT MORTGAGE COMPANY, LLC	1	83,726	0.05
		ARGENT MORTGAGE COMPANY, LLC	3	595,234	0.36
		AVELO MORTGAGE, L.L.C D/B/A SENDERRA FUNDING	4	882,168	0.53
		BANCGROUP MORTGAGE CORPORATION, AN ILLINOIS CORPORATION	1	71,468	0.04
		BANK 1ST DBA BANK 1ST	1	229,558	0.14
		BANK OF AMERICA, N.A.	136	25,825,359	15.53	1	1,254	0							1	1,254	0
		BANK OF ENGLAND MORTGAGE COMPANY DBA ENGLAND LENDING, AN ARKANSA	1	167,164	0.1
		BANK OF MOSCOW	1	131,042	0.08
		BANKUNITED, FSB	4	1,238,104	0.74
		BEAR STEARNS RESIDENTIAL MORTGAGE CORPORATION	1	275,745	0.17
		BELLA HOME MORTGAGE, INC.	1	91,485	0.06
		BM REALESTATE SERVICES INC., A CALIFORNIA CORPORATION (CFL/DRE #	1	340,619	0.2
		BROOKSAMERICA MORTGAGE CORPORATION, A CALIFORNIA CORPORATION	1	609,483	0.37
		BUCK COUNTY LENDING GROUP, LLC	1	189,755	0.11
		BUILDERS AFFILIATED MORTGAGE SERVICES, A FL GEN PTNRSHIP	1	137,527	0.08
		CAMERON FINANCIAL GROUP, INC. DBA 1ST CHOICE MORTGAE, A CALIFORN	1	439,956	0.26
		CAPITAL HILL MORTGAGE CO. INC	2	342,996	0.21
		CAPITAL ONE HOME LOANS, LLC	3	565,469	0.34
		CARDINAL FINANCIAL COMPANY, LTD. PARTNERSHIP, A PENNSLYVANIA LIM	1	342,552	0.21
		CARRINGTON MORTGAGE SERVICES, LLC, A DELAWARE LIMITED LIABILITY	1	165,715	0.1
		CCO MORTGAGE CORP.	1	155,893	0.09
		CENTRAL BANK & TRUST CO., D/B/A CENTRAL BANK MORTGAGE CO.	1	74,598	0.04
		CENTURIAN MORTGAGE GROUP, INC.	2	516,944	0.31
		CH MORTGAGE COMPANY I, LTD.	1	154,943	0.09
		CHARTER MORTGAGE CO, INC	1	197,429	0.12
		CHASE BANK USA, N.A.	3	543,525	0.33
		CHASE MANHATTAN MORTGAGE CORPORATION	5	747,476	0.45
		CIS FINANCIAL SERVICES, INC., AN ALABAMA CORP	1	60,601	0.04
		CITICORP TRUST BANK, FSB	5	850,236	0.51
		CITIFINANCIAL MORTGAGE COMPANY, INC.	3	378,160	0.23
		CITIFINANCIAL SERVICES, INC.	1	120,286	0.07
		CITIMORTGAGE, INC.	11	2,300,924	1.38
		CITIZENS BANK, A MICHIGAN BANKING CORPORATION	2	423,208	0.25
		CLASSIC FINANCIAL GROUP, INC	1	121,025	0.07
		COLDWELL BANKER HOME LOANS	1	211,119	0.13
		COLLATERAL ONE MORTGAGE CORP.	1	95,721	0.06
		COMMUNITY LENDING, INCORPORATED, A CALIFORNIA CORPORATION, DBA C	1	210,660	0.13
		CONSUMERS CHOICE MORTGAGE INC.	1	70,440	0.04
		CONTINENTAL HOME LOANS INC., A NEW YORK CORPORATION	2	588,520	0.35
		CONTINENTAL MORTGAGE BANKERS INC. DBA FINANCIAL EQUITIES, A CORP	1	324,836	0.2
		COUNTRYWIDE BANK, FSB	15	3,784,188	2.28
		COUNTRYWIDE BANK, N. A.	1	252,282	0.15
		COUNTRYWIDE BANK, N.A.	1	104,689	0.06
		COUNTRYWIDE HOME LOANS, INC.	11	1,921,089	1.16
		CREVE COEUR MORTGAGE ASSOCIATES INC.	1	34,786	0.02
		CSMC, INC. DBA CENTRAL STATES MORTGAGE, A WISCONSIN CORPORATION	1	266,087	0.16
		CTX MORTGAGE COMPANY, LLC	3	1,103,206	0.66
		DCG HOME LOANS, INC, A CORPORATION	1	403,800	0.24
		DECISION ONE MORTGAGE COMPANY, LLC	4	813,809	0.49
		DEDICATED HOME LOANS	1	257,620	0.15
		DHI MORTGAGE COMPANY. LTD	1	206,563	0.12
		DREAM HOUSE MORTGAGE CORPORATION, A RHODE ISLAND CORPORATION	1	283,485	0.17
		DREW MORTGAGE ASSOCIATES, INC	2	439,697	0.26
		EMBRACE HOME LOANS, INC.	3	551,932	0.33
		ENCORE CREDIT CORP. A CALIFORNIA CORPORATION	4	660,182	0.4
		EQUIFIRST CORPORATION	6	1,345,333	0.81
		EQUITY ONE INC.	43	5,848,464	3.52
		EQUITY RESOURCES, INC., AN OHIO CORPORATION	1	235,107	0.14
		EVERBANK	4	1,285,725	0.77
		FAIRWAY INDEPENDENT MORTGAGE CORP.	1	91,444	0.05
		FAIRWAY INDEPENDENT MORTGAGE CORPORATION	1	172,398	0.1
		FED SVGS BANK	1	253,587	0.15
		FEDERATED LENDING CORPORATION, A PENNSLYVANIA CORPORATION	1	256,965	0.15
		FIDELITY FEDERAL BANK & TRUST	2	294,024	0.18
		FIDELITY MORTGAGE A DIVISION OF DELTA FUNDING CORPORATION	2	331,303	0.2
		FINANCE AMERICA, LLC	1	82,892	0.05
		FIRST ALLIANCE BANK, A FEDERAL SAVINGS BANK	1	322,345	0.19
		FIRST BANK	1	138,030	0.08
		FIRST BANKERS MORTGAGE CORP.	1	57,526	0.03
		FIRST CHOICE FUNDING, INC. A DELAWARE CORPORATION	1	90,520	0.05
		FIRST CONTINENTAL MORTGAGE AND INVESTMENT CORP.	1	237,434	0.14
		FIRST EQUITY MORTGAGE INCORPORATED	1	162,270	0.1
		FIRST FINANCIAL EQUITIES, INC., A NEW YORK CORPORATION	1	543,498	0.33
		FIRST FRANKLIN A DIVISION OF NAT. CITY BANK OF IN	1	1,481,378	0.89
		FIRST FRANKLIN FINANCIAL CORP., AN OP. SUB. OF MLB&T CO., FSB	3	595,755	0.36
		FIRST HORIZON HOME LOAN CORPORATION	7	1,295,750	0.78
		FIRST INTERSTATE FINANCIAL CORP.	1	442,597	0.27
		FIRST MAGNUS FINANCIAL CORPORATION, AN ARIZONA CORPORATION	4	1,101,876	0.66
		FIRST NATIONAL BANK	1	261,632	0.16
		FIRST NLC FINANCIAL SERVICES, LLC	4	718,116	0.43
		FIRST SUFFOLK MORTGAGE CORPORATION	1	330,218	0.2
		FLAGSTAR BANK, FSB	6	1,131,792	0.68
		FRANKLIN AMERICAN MORTGAGE COMPANY	1	547,191	0.33
		FRANKLIN BANK A DIVISION OF FIRST PLACE BANK	1	93,209	0.06
		FRANKLIN FUNDING, INC.	1	56,559	0.03
		FREEDOM MORTGAGE CORPORATION	2	609,173	0.37
		FREMONT INVESTMENT & LOAN	1	120,336	0.07
		FT MORTGAGE COMPANIES, A KANSAS CORPORATION	1	92,336	0.06
		GATEWAY FUNDING DIVERSIFIED MORTGAGE SERVICES LP	1	210,330	0.13
		GATEWAY MORTGAGE GROUP LLC	3	315,983	0.19
		GFI MORTGAGE BANKERS, INC.	1	597,255	0.36
		GL FINANCIAL SERVICES, LLC	1	283,391	0.17
		GREENPOINT MORTGAGE FUNDING, INC.	2	1,110,579	0.67
		GUARANTEED HOME MORTGAGE COMPANY, INC., A NEW YORK CORPORATION	1	167,523	0.1
		GUARANTY RESIDENTIAL LENDING, INC.	1	222,099	0.13
		HARBOR FEDERAL SAVINGS BANK	1	205,171	0.12
		HEARTLAND HOME FINANCE, INC	1	87,445	0.05
		HENDRICKS MORTGAGE, LLC	1	341,703	0.21
		HOME LENDERS, INC., A CALIFORNIA CORPORATION	1	137,233	0.08
		HOME LOAN CENTER, INC, A CALIFORNIA CORPORATION	1	240,020	0.14
		HOME SAVINGS OF AMERICA, FSB	1	194,779	0.12
		HOMEALLIANCE MORTGAGE COMPANY, A FLORIDA CORPORATION	1	70,922	0.04
		HOMEAMERICAN CREDIT INC DBA UPLAND MTG	1	537,718	0.32
		HOMEBANC MORTGAGE CORPORATION	1	130,231	0.08
		HOMECOMINGS FINANCIAL NETWORK, INC	3	800,070	0.48
		HOMEOWNERS LOAN CORP., A DELAWARE CORPORATION	1	83,261	0.05
		HOMESERVICES LENDING, LLC SERIES A DBA CHAMPION REALTY MORTGAGE	1	225,604	0.14
		HOMESTEAD FUNDING CORP.	2	397,850	0.24
		HOMEVIEW LENDING, INC., A DELAWARE CORPORATION	1	348,461	0.21
		INDYMAC BANK, F.S.B., A FEDERALLY CHARTERED SAVINGS BANK	3	849,059	0.51
		INTERVALE MORTGAGE CORPORATION	1	81,637	0.05
		INVESTED CORPORATION, A MICHIGAN CORPORATION	1	201,334	0.12
		IVANHOE FINANCIAL, INC., A DELAWARE CORPORATION	1	138,318	0.08
		JOHN ADAMS MORTGAGE COMPANY	1	135,538	0.08
		JOHNSON MORTGAGE COMPANY,LLC A LIMITED LIABILITY COMPANY	1	180,554	0.11
		JPMORGAN CHASE BANK, N.A.	11	3,052,993	1.84
		K. HOVANIAN AMERICAN MORTGAGE, LLC	1	282,382	0.17
		LANDMARK MORTGAGE CORPORATION, A LOUISIANA CORPORATION	1	109,602	0.07
		LASALLE BANK, N.A.	1	98,281	0.06
		LEHMAN BROTHERS BANK, FSB, A FEDERAL SAVINGS BANK	2	672,139	0.4
		LENOX FINANCIAL MORTGAGE	1	218,208	0.13
		LEWIS HUNT ENTERPRISES, INC. DBA INTERACTIVE FINANCIAL CORPORATI	1	57,255	0.03
		LIBERTY MORTGAGE CORPORATION	1	281,780	0.17
		LIBERTYQUEST FINANCIAL, INC.	1	180,727	0.11
		LL FUNDING CORP.	1	69,819	0.04
		LOANCITY.COM, A CALIFORNIA CORPORATION	2	381,624	0.23
		LONG BEACH MORTGAGE COMPANY	1	57,361	0.03
		LUCY MORTGAGE CORP.	1	404,630	0.24
		M&T MORTGAGE CORPORATION	1	100,942	0.06
		MAIN STREET BANK	1	39,223	0.02
		MERICANTILE MORTGAGE COMPANY, A CORPORATION	1	68,844	0.04
		METLIFE HOME LOANS, A DIVISION OF METLIFE BANK, N.A.	3	578,618	0.35
		MID AMERICA BANK, FSB	2	285,412	0.17
		MILLENIUM HOME MORTGAGE, LLC	1	289,183	0.17
		MILLENNIA MORTGAGE CORP., A CALIFORNIA CORPORATION	1	180,912	0.11
		MORRISON HOME FUNDING, LLC	1	197,936	0.12
		MORTGAGE AMENITIES CORP., A RHODE ISLAND	1	158,111	0.1
		MORTGAGE AMERICA, INC	1	85,145	0.05
		MORTGAGE CORPORATION OF AMERICA, INC.	1	166,492	0.1
		MORTGAGE LENDERS NETWORK USA, INC	2	521,479	0.31
		MORTGAGE MARKET, INC., AN OREGON CORPORATION	1	257,371	0.15
		MORTGAGE ONE AMERICA, INC.	1	190,032	0.11
		MORTGAGE UNLIMITED, INC., A MINNESOTA CORPORATION	1	151,595	0.09
		MORTGAGEIT, INC.	4	1,563,255	0.94
		NATIONAL BANK OF COMMERCE	2	133,919	0.08
		NATIONAL CITY BANK	1	92,964	0.06
		NATIONAL CITY MORTAGE CO.	4	852,812	0.51
		NATIONPOINT, A DIV. OF FFFC, AN OP. SUB. OF MLB&T CO., FSB	1	183,047	0.11
		NATIONSTAR MORTGAGE LLC	1	429,302	0.26
		NATIONWIDE HOME MORTGAGE, INC	1	281,904	0.17
		NEW CENTURY MORTGAGE CORPORATION	1	181,501	0.11
		NEW SOUTH FEDERAL SAVINGS BANK	1	253,441	0.15
		NORTH AMERICAN MORTGAGE COMPANY, INC.	1	44,061	0.03
		NORTHEAST FINANCIAL CORP, A CORPORATION	1	295,839	0.18
		NORWEST MORTGAGE INC. DBA DIRECTORS ACCEPTANCE	1	65,171	0.04
		NOVASTAR MORTGAGE, INC., A VIRGINIA CORPORATION	2	418,738	0.25
		OAK STREET MORTGAGE, INC.	1	192,726	0.12
		OCEAN BABNK, FSB	1	56,974	0.03
		OHIO SAVINGS BANK	3	686,120	0.41
		ONE CHOICE MORTGAGE, LLC	2	135,434	0.08
		OPTEUM FINANCAL SERVICES, LLC	1	130,159	0.08
		OPTION ONE MORTGAGE CORPORATION, A CALIFORNIA CORPORATION	7	1,174,653	0.71
		PATRIOT LENDING SERVICES, INC. A PENNSYLVANIA BANKING CORPORATIO	1	254,491	0.15
		PENNSYLVANIA EQUITY RESOURCES, INC. AN OHIO CORPORATION	1	104,288	0.06
		PEOPLES HOME EQUITY, INC., A CORPORATION	2	296,633	0.18
		PEOPLESBANK, A CODORUSVALLEY COMPANY	1	134,194	0.08
		PERFORMANCE PLUS MORTGAGE CORP.	1	634,622	0.38
		PERL MORTGAGE	1	522,610	0.31
		PINE STATE MORTGAGE CORPORATION	1	180,709	0.11
		PINNACLE MORTGAGE GROUP DBA BRTH COMPANIES, INC, A CORPORATION	1	343,638	0.21
		PLAZA HOME MORTGAGE, INC.	1	180,664	0.11
		POPULAR FINANCIAL SERVICES, LLC	5	484,492	0.29
		PRECISION FINANCIAL, INC., A NEW YORK CORPORATION	1	133,392	0.08
		PRIMARY RESIDENTIAL MORTGAGE, INC.	2	214,844	0.13
		PRIME FINANCIAL CORPORATION	1	389,271	0.23
		PROFESSIONAL MORTGAGE LENDERS INC.	1	194,839	0.12
		PROSPECT MORTGAGE, LLC, A LIMITED LIABILITY COMPANY	1	256,779	0.15
		PULTE MORTGAGE LLC	1	288,316	0.17
		QUICKEN LOANS INC.	3	632,666	0.38
		RATEONE HOME LOANS, A DELAWARE LLC	1	108,062	0.06
		RBC CENTURA BANK	1	83,951	0.05
		REAL ESTATE MORTGAGE NETWORK, INC.	2	524,075	0.32
		RESIDENTIAL MORTAGE SERVICES, INC., A CORPORATION	1	158,640	0.1
		ROYAL MORTGAGE CORP.	1	209,121	0.13
		RYLAND MORTGAGE COMPANY, AN OHIO CORPORATION	1	312,650	0.19
		SBMC MORTGAGE,A GENERAL PARTNERSHIP	1	178,220	0.11
		SECURITYNATIONAL MORTGAGE COMPANY, A UTAH CORPORATION	1	261,230	0.16
		SENDERRA FUNDING LLC	10	1,676,632	1.01
		SHELTER MORTGAGE COMPANY, L.L.C.	2	316,807	0.19
		SIBCY CLINE MORTGAGE SERVICES	1	123,809	0.07
		SIBCY CLINE MORTGAGE SERVICES, INC.	1	109,139	0.07
		SIERRA PACIFIC MORTGAGE COMPANY, INC. A CALIFORNIA CORPORATION	1	201,091	0.12
		SILVERTON MORTGAGE SPECIALISTS, INC., A GEORGIA CORPORATION	1	90,500	0.05
		SMCLP T/A SUNSET MORTGAGE COMPANY, LP, A CORPORATION	1	52,353	0.03
		SOLSTICE CAPITAL GROUP INC., A CALIFORNIA CORPORATION	1	46,072	0.03
		SOMERSET INVESTORS CORP., A NEW YORK CORPORATION	1	353,364	0.21
		SOUTH SIDE NATIONAL BANK IN ST. LOUIS	1	28,738	0.02
		SOUTH TRUST FUNDING, INC. A FLORIDA CORPORATION	1	165,894	0.1
		SOUTHERN PACIFIC THRIFT & LOAN ASSOCIATION, A CALIFORNIA CORPORA	1	107,953	0.06
		SOVEREIGN BANK	14	3,553,376	2.14
		STATE BANK OF REESEVILLE	1	174,207	0.1
		SUNCOAST MORTGAGE CORPORATION, CORPORATION	1	215,471	0.13
		SUNTRUST MORTGAGE, INC.	41	10,696,251	6.43
		SUPERIOR MORTGAGE CORP.	1	172,316	0.1
		SUPERIOR MORTGAGE SERVICES, LLC, A LIMITED LIABILITY COMPANY	1	120,021	0.07
		TAMAYO FINANCIAL SERVICES, INC.	2	503,559	0.3
		TAYLOR BEAN & WHITAKER MORTGAGE CORP.	5	665,176	0.4
		THE BANK OF KENTUCKY, INC.	1	156,406	0.09
		THE BANK/FIRST CITIZENS BANK	1	261,206	0.16
		THE CIT GROUP/CONSUMER FINANCE, INC.	1	94,475	0.06
		THE MONEY SOURCE, INC., A NEW YORK CORPORATION (CFL # 106090)	1	355,553	0.21
		TIB BANK	1	358,608	0.22
		TRULIANT FEDERAL CREDIT UNION, FEDERALLY CHARTERED CREDIT UNION	1	80,542	0.05
		UBS AG, NEW YORK BRANCH	1	139,757	0.08
		UNIFIRST MORTGAGE CORPORATION	3	1,207,102	0.73
		UNION NATIONAL MORTGAGE CO.	1	180,128	0.11
		UNITED BANC	1	55,921	0.03
		USAA FEDERAL SAVINGS BANK	1	158,247	0.1
		VMG, A DIVISION OF UNITED FINANCIAL MORTGAGE CORP.	1	59,712	0.04
		WACHOVIA BANK OF DELAWARE, NATIONAL ASSOCIATION	1	276,952	0.17
		WACHOVIA MORTGAGE CORPORATION	13	3,469,917	2.09
		WASHINGTON MUTUAL BANK, FA	27	6,967,841	4.19
		WEBSTER BANK, N.A.	1	115,510	0.07
		WEICHERT FINANCIAL SERVICES	1	167,429	0.1
		WELLS FARGO BANK, N.A.	42	10,620,223	6.39
		WELLS FARGO HOME MORTGAGE, INC.	5	832,209	0.5
		WILMINGTON FINANCE INC.	11	1,772,094	1.07
		WORLD SAVINGS BANK, FSB, A FEDERAL SAVINGS BANK	4	986,791	0.59
Total Legacy Mortgage Asset Trust 2017-GS1			796	166,288,737	100	1	1,254	0							1	1,254	0

Total Asset Class : Residential Mortgage Backed Securities - Non-Prime			796	166,288,737	100	1	1,254	0	0	0	0	0	0	0	1	1,254	0	0	0	0	0	0	0

Total Asset Class : Residential Mortgage Backed Securities			796	166,288,737	100	1	1,254	0	0	0	0	0	0	0	1	1,254	0	0	0	0	0	0	0

__________________________________
1 This Form ABS-15G contains all applicable Reportable Information (as defined below) that we know and that is available to us without unreasonable effort or expense.  We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (if any) (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  Our ability to provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of those other Demand Entities.  Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense, because some Demand Entities are no longer in existence, some Demand Entities have not agreed to provide Reportable Information, some Demand Entities may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us).

The information in this Form ABS-15G has not been verified by any third party.  In addition, while we requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

2 The outstanding principal balance of each asset that has been repurchased or replaced is calculated as of the date of repurchase or replacement; the outstanding principal balance of each asset that has been liquidated is calculated as of the date of liquidation; and the outstanding principal balance of every other asset is calculated as of the last day of the reporting period.

3 At time of securitization.